Schedule of subsidiaries (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IMC Rare Earths Ltd [member]
IfrsStatementLineItems [Line Items]
Place of business or country of incorporation	St Vincent and the Grenadines
Registered share capital	1	1
Ownership interest	100.00%	100.00%
IMC Rare Earths Participacoes Ltda [member]
IfrsStatementLineItems [Line Items]
Place of business or country of incorporation	Brazil
Registered share capital	1,000	1,000
Ownership interest	100.00%	100.00%
Niobium Brazil Importacao e Exportacao Ltda [member]
IfrsStatementLineItems [Line Items]
Place of business or country of incorporation	Brazil
Registered share capital	50,000	50,000
Ownership interest	100.00%	100.00%
Ionic Clays Brazil Ltda [member]
IfrsStatementLineItems [Line Items]
Place of business or country of incorporation	Brazil
Registered share capital	1,000	1,000
Ownership interest	100.00%